Matthews China Active ETF Investment Strategy - Matthews China Active ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Matthews China Active ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China. China includes its administrative and other districts, such as Hong Kong and Macau.A company or other issuer is considered to be “located” in China and a security or instrument is deemed to be a Chinese security or instrument, if it has substantial ties to China. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of China; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within China; (iii) it has the primary trading markets for its securities in China; (iv) it has its principal place of business in or is otherwise headquartered in China; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of China; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in China; (ii) it is issued to finance a project that has at least 50% of its assets or operations in China; (iii) it is at least 50% secured or backed by assets located in China; (iv) it is a component of or its issuer is included in the MSCI China Index, the Fund’s primary benchmark index; or (v) it is denominated in the currency of China and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within China. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.